Appendix IV - Movement in Rights of Use (Details) € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€)
Movement in Right of Use
Additions	€ 747,873
Additions	(58,371)
Additions	689,502
Transfers	7,856
Disposals	(385)
Translation differences	6,885
Right-of-use assets, at end of period	703,858
Land and Buildings
Movement in Right of Use
Additions	(49,786)
Right-of-use assets, at end of period	685,405
Machinery
Movement in Right of Use
Additions	(1,768)
Right-of-use assets, at end of period	4,469
Computer equipment
Movement in Right of Use
Additions	(2,204)
Right-of-use assets, at end of period	4,324
Vehicles
Movement in Right of Use
Additions	(4,613)
Right-of-use assets, at end of period	9,660
Gross carrying amount
Movement in Right of Use
Additions	747,873
Transfers	7,766
Disposals	(906)
Translation differences	6,814
Right-of-use assets, at end of period	761,547
Gross carrying amount | Land and Buildings
Movement in Right of Use
Additions	728,246
Transfers	381
Disposals	(531)
Translation differences	6,750
Right-of-use assets, at end of period	734,846
Gross carrying amount | Machinery
Movement in Right of Use
Additions	1,957
Transfers	4,209
Translation differences	1
Right-of-use assets, at end of period	6,167
Gross carrying amount | Computer equipment
Movement in Right of Use
Additions	3,324
Transfers	3,156
Disposals	(4)
Translation differences	28
Right-of-use assets, at end of period	6,504
Gross carrying amount | Vehicles
Movement in Right of Use
Additions	14,346
Transfers	20
Disposals	(371)
Translation differences	35
Right-of-use assets, at end of period	14,030
Accumulated depreciation and amortisation
Movement in Right of Use
Additions	(58,371)
Transfers	90
Disposals	521
Translation differences	71
Right-of-use assets, at end of period	(57,689)
Accumulated depreciation and amortisation | Land and Buildings
Movement in Right of Use
Additions	(49,786)
Disposals	287
Translation differences	58
Right-of-use assets, at end of period	(49,441)
Accumulated depreciation and amortisation | Machinery
Movement in Right of Use
Additions	(1,768)
Transfers	69
Translation differences	1
Right-of-use assets, at end of period	(1,698)
Accumulated depreciation and amortisation | Computer equipment
Movement in Right of Use
Additions	(2,204)
Transfers	21
Disposals	3
Right-of-use assets, at end of period	(2,180)
Accumulated depreciation and amortisation | Vehicles
Movement in Right of Use
Additions	(4,613)
Disposals	231
Translation differences	12
Right-of-use assets, at end of period	€ (4,370)